Marketable securities, time deposits, derivative financial instruments and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of marketable securities deposits derivative instruments and cash equivalents [abstract]
Marketable securities, time deposits, and derivative financial instruments
(USD millions)	2025	2024

Time deposits and short-term investments with original maturity more than 90 days	98	1 892

Derivative financial instruments	57	106

Total marketable securities, time deposits and derivative financial instruments	155	1 998

Cash and cash equivalents
(USD millions)	2025	2024

Current accounts	2 579	2 585

Time deposits and short-term investments with original maturity less than 90 days	8 856	8 874

Total cash and cash equivalents	11 435	11 459